EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 100.0%

Argentina — 0.0%
Consumer Discretionary —0.0%
Despegar.com*	25,518	$203,634

Brazil — 10.9%
Consumer Discretionary —7.6%
Afya, Cl A*	12,158	248,753
GRUPO DE MODA SOMA	230,600	280,054
Magazine Luiza*	1,317,600	534,279
MercadoLibre*	20,351	32,977,981
Pet Center Comercio e Participacoes	157,000	131,782
		34,172,849
Financials —3.3%
Inter*	130,178	682,793
NU Holdings, Cl A*	984,116	8,010,704
Pagseguro Digital, Cl A*	92,829	935,716
StoneCo, Cl A*	111,921	1,745,968
XP, Cl A	157,225	3,661,770
		15,036,951
Information Technology —0.0%
Locaweb Servicos de Internet	157,100	193,658
Total Brazil		49,403,458

China — 57.4%
Communication Services —19.6%
Baidu, Cl A*	1,033,904	15,368,968
Bilibili, Cl Z*	106,796	1,229,269
China Literature*	179,800	613,507
China Ruyi Holdings*	2,640,799	598,468
Hello Group ADR	67,874	438,466
HUYA ADR*	41,183	139,610
iDreamSky Technology Holdings* (A)	344,400	108,916
iQIYI ADR*	238,491	1,070,824
Kanzhun ADR*	158,240	2,615,707
Kingsoft	416,200	1,332,215
Kuaishou Technology, Cl B*	1,125,600	8,315,573
Maoyan Entertainment*	165,800	199,547
Meitu(A)	1,029,000	455,852
NetDragon Websoft Holdings	112,500	193,591
NetEase	843,480	19,039,669
Tencent Holdings	811,492	33,975,377
Tencent Music Entertainment Group ADR*	382,817	3,257,773
Weibo, Cl A(A)	38,380	427,520

Description	Shares	Fair Value

China — continued
Communication Services — continued XD*	121,600	$196,172
		89,577,024
Consumer Discretionary —33.6%
Alibaba Group Holding*	3,224,708	30,036,939
JD.com, Cl A	1,074,194	14,675,044
Meituan, Cl B*	1,949,379	22,612,928
PDD Holdings ADR*	491,180	72,419,579
Tongcheng Travel Holdings*	547,600	1,008,219
Trip.com Group*	238,961	8,401,558
Vipshop Holdings ADR*	232,212	3,722,358
		152,876,625
Consumer Staples —1.0%
Alibaba Health Information Technology*	2,182,000	1,240,424
Dada Nexus ADR*	114,144	351,564
DingDong Cayman ADR*	65,522	139,562
JD Health International*	462,050	2,203,675
Ping An Healthcare and Technology* (A)	237,200	530,263
		4,465,488
Financials —0.8%
FinVolution Group ADR	76,066	336,972
LexinFintech Holdings ADR	66,444	118,270
Lufax Holding ADR	1,047,820	889,495
Qifu Technology ADR	65,270	1,012,990
Up Fintech Holding ADR* (A)	67,757	300,841
Yeahka*	84,400	151,071
ZhongAn Online P&C Insurance, Cl H*	319,200	805,121
		3,614,760
Health Care —0.0%
Yidu Tech* (A)	213,700	133,797

Industrials —0.7%
Full Truck Alliance ADR*	395,083	2,959,172

Information Technology —0.7%
Agora ADR*	39,429	98,967
China Youzan* (A)	7,004,000	95,954
Kingdee International Software Group*	1,190,000	1,654,661
Kingsoft Cloud Holdings ADR* (A)	115,918	506,562
Vnet Group ADR*	58,924	164,987
Weimob* (A)	1,005,000	431,065
		2,952,196

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2023 (Unaudited) (continued)

Description	Shares	Fair Value

China — continued
Real Estate —1.0%
KE Holdings, Cl A	827,442	$4,375,422
Phoenix Tree Holdings ADR* (A)(C)	179,833	—
		4,375,422
Total China		260,954,484

Germany — 0.0%
Consumer Discretionary —0.0%
Jumia Technologies ADR*	46,034	156,055

Hong Kong — 0.5%
Communication Services —0.1%
Alibaba Pictures Group* (A)	5,590,000	379,333

Financials —0.4%
Futu Holdings ADR*	38,673	2,085,248
Total Hong Kong		2,464,581

India — 13.0%
Communication Services —0.5%
Affle India*	22,548	301,528
Brightcom Group*	556,560	113,456
Info Edge India	31,423	1,737,438
Nazara Technologies*	14,693	140,704
		2,293,126
Consumer Discretionary —1.5%
Easy Trip Planners*	200,556	92,109
FSN E-Commerce Ventures*	468,948	988,576
Jubilant Foodworks	168,010	1,129,921
MakeMyTrip*	26,887	1,135,438
Zomato*	2,343,742	3,331,792
		6,677,836
Energy —6.7%
Reliance Industries	1,074,659	30,637,165

Financials —3.6%
Angel One	14,522	534,124
Bajaj Finance	122,766	10,484,325
ICICI Securities	37,210	303,614
Indian Energy Exchange	351,039	605,525
Jio Financial Services*	1,102,630	3,033,121
One 97 Communications*	72,586	762,340
PB Fintech*	94,546	944,454
		16,667,503
Industrials —0.4%
IndiaMart InterMesh	12,475	389,544
Indian Railway Catering & Tourism	137,494	1,163,593
		1,553,137

Description	Shares	Fair Value

India — continued
Information Technology —0.3%
Happiest Minds Technologies	31,045	$311,460
Intellect Design Arena	32,378	285,153
Route Mobile	11,903	221,278
Tanla Platforms	29,534	324,580
		1,142,471
Total India		58,971,238

Indonesia — 0.7%
Consumer Discretionary —0.6%
Bukalapak.com*	23,832,400	319,609
GoTo Gojek Tokopedia, Cl A*	371,492,100	2,323,323
		2,642,932
Financials —0.1%
Bank Jago*	2,329,300	480,577
Total Indonesia		3,123,509

Japan — 1.0%
Communication Services —1.0%
Nexon	200,900	4,345,914

Kazakhstan — 2.0%
Financials —2.0%
Kaspi.KZ JSC GDR	90,508	9,231,816

Poland — 0.6%
Communication Services —0.2%
CD Projekt	29,406	802,166

Consumer Discretionary —0.4%
Allegro.eu*	191,778	1,390,904
CCC* (A)	23,616	321,371
		1,712,275
Total Poland		2,514,441

Russia — 0.0%
Communication Services —0.0%
VK GDR* (B)(C)	117,354	1,174
Yandex, Cl A* (B)(C)	224,241	2,242
		3,416
Consumer Discretionary —0.0%
Ozon Holdings ADR* (B)(C)	125,832	1,258

Financials —0.0%
TCS Group Holding GDR* (B)(C)	89,202	892

Industrials —0.0%
HeadHunter Group ADR* (B)(C)	25,106	251
Total Russia		5,817

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2023 (Unaudited) (continued)

Description	Shares	Fair Value

Singapore — 2.4%
Communication Services —1.9%
Sea ADR*	234,637	$8,498,552

Industrials —0.5%
Grab Holdings, Cl A*	795,769	2,419,138
Total Singapore		10,917,690

South Africa — 4.1%
Communication Services —0.1%
MultiChoice Group*	141,450	505,040

Consumer Discretionary —4.0%
Naspers, Cl N	99,830	18,298,918
Total South Africa		18,803,958

South Korea — 6.7%
Communication Services —4.0%
AfreecaTV	3,650	188,703
CJ ENM*	4,702	279,172
Com2uSCorp	3,634	139,287
Kakao	133,571	5,228,334
Kakao Games*	16,754	342,183
NAVER	64,463	10,392,826
NCSoft	7,201	1,462,359
Neowiz*	5,526	113,934
NHN*	6,453	117,541
		18,264,339
Consumer Discretionary —2.3%
Coupang, Cl A*	519,712	7,941,199
Delivery Hero*	81,907	2,601,066
		10,542,265
Financials —0.4%
KakaoBank	72,210	1,466,420
Kakaopay*	11,026	393,984
		1,860,404
Total South Korea		30,667,008

Sweden — 0.0%
Information Technology —0.0%
Truecaller, Cl B*	60,670	186,835

Taiwan — 0.3%
Communication Services —0.1%
Gamania Digital Entertainment	90,000	221,255

Consumer Discretionary —0.2%
momo.com	53,768	891,544

Description	Shares	Fair Value

Taiwan — continued
Consumer Discretionary — continued
PChome Online*	66,000	$93,697
		985,241
Total Taiwan		1,206,496

United States — 0.3%
Information Technology —0.3%
Ebix	11,080	43,655
Freshworks, Cl A*	62,336	1,247,967
Total United States		1,291,622

Uruguay — 0.1%
Financials —0.1%
Dlocal, Cl A* (A)	33,194	572,596

Total Common Stock (Cost $540,550,002)		455,021,152

SHORT-TERM INVESTMENT — 0.6%

United States — 0.6%
Invesco Government & Agency Portfolio, Institutional Class, 5.28% (D)(E)	2,636,897	2,636,897

Total Short-Term Investment (Cost $2,636,897)		2,636,897

Total Investments in Securities- 100.6% (Cost $543,186,899)		$457,658,049

Percentages are based on net assets of $454,859,214.

*	Non-income producing security.
(A)	This security or a partial position of this security is on loan at November 30, 2023. The total value of securities on loan at November 30, 2023 was $2,504,694.
(B)	Level 3 security in accordance with fair value hierarchy.
(C)	Security is fair valued.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of November 30, 2023 was $2,636,897.
(E)	The rate shown is the 7-day effective yield as of November 30, 2023.

EMQQ

The Emerging Markets Internet & Ecommerce ETF

Schedule of Investments

November 30, 2023 (Unaudited) (concluded)

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedule of Investments

November 30, 2023 (Unaudited)

Description	Shares	Fair Value

COMMON STOCK — 99.8%

Argentina — 0.2%
Consumer Discretionary —0.2%
Despegar.com*	4,860	$38,783

Brazil — 22.9%
Consumer Discretionary —10.5%
Afya, Cl A*	2,302	47,099
GRUPO DE MODA SOMA	43,509	52,840
Magazine Luiza*	251,357	101,924
MercadoLibre*	1,097	1,777,644
Pet Center Comercio e Participacoes	29,711	24,939
		2,004,446
Financials —12.2%
Inter*	24,850	130,340
NU Holdings, Cl A*	121,228	986,796
Pagseguro Digital, Cl A*	17,716	178,577
StoneCo, Cl A*	21,365	333,294
XP, Cl A	29,322	682,909
		2,311,916
Information Technology —0.2%
Locaweb Servicos de Internet	29,761	36,687
Total Brazil		4,353,049

Germany — 0.2%
Consumer Discretionary —0.2%
Jumia Technologies ADR*	8,778	29,757

India — 29.0%
Communication Services —2.2%
Affle India*	4,296	57,449
Brightcom Group*	106,218	21,653
Info Edge India	5,985	330,922
Nazara Technologies*	2,791	26,727
		436,751
Consumer Discretionary —6.7%
Easy Trip Planners*	38,073	17,486
FSN E-Commerce Ventures*	89,522	188,719
Jubilant Foodworks	32,001	215,217
MakeMyTrip*	5,127	216,513
Zomato*	447,552	636,226
		1,274,161
Energy —7.3%
Reliance Industries	48,657	1,387,149

Financials —10.1%
Angel One	2,755	101,330
Bajaj Finance	13,966	1,192,709

Description	Shares	Fair Value

India — continued
Financials — continued
ICICI Securities	7,090	$57,851
Indian Energy Exchange	66,804	115,233
Jio Financial Services*	45,877	126,199
One 97 Communications*	13,853	145,493
PB Fintech*	18,049	180,298
		1,919,113
Industrials —1.6%
IndiaMart InterMesh	2,396	74,817
Indian Railway Catering & Tourism	26,251	222,159
		296,976
Information Technology —1.1%
Happiest Minds Technologies	5,911	59,302
Intellect Design Arena	6,153	54,189
Route Mobile	2,265	42,107
Tanla Platforms	5,632	61,896
		217,494
Total India		5,531,644

Indonesia — 3.1%
Consumer Discretionary —2.6%
Bukalapak.com*	4,547,900	60,991
GoTo Gojek Tokopedia, Cl A*	70,938,600	443,652
		504,643
Financials —0.5%
Bank Jago*	444,300	91,667
Total Indonesia		596,310

Japan — 4.3%
Communication Services —4.3%
Nexon	37,600	813,372

Kazakhstan — 6.1%
Financials —6.1%
Kaspi.KZ JSC GDR	11,348	1,157,496

Poland — 2.5%
Communication Services —0.8%
CD Projekt	5,611	153,062

Consumer Discretionary —1.7%
Allegro.eu*	36,617	265,571
CCC*	4,500	61,237
		326,808
Total Poland		479,870

FMQQ

The Next Frontier Internet & Ecommerce ETF

Schedule of Investments

November 30, 2023 (Unaudited) (concluded)

Description	Shares	Fair Value

Russia — 0.0%
Communication Services —0.0%
VK GDR* (A)(B)	7,810	$78
Yandex, Cl A* (A)(B)	10,305	103
		181
Consumer Discretionary —0.0%
Ozon Holdings ADR* (A)(B)	8,369	84

Financials —0.0%
TCS Group Holding GDR* (A)(B)	5,934	59

Industrials —0.0%
HeadHunter Group ADR* (A)(B)	1,664	17
Total Russia		341

Singapore — 6.6%
Communication Services —4.2%
Sea ADR*	22,138	801,838

Industrials —2.4%
Grab Holdings, Cl A*	151,930	461,867
Total Singapore		1,263,705

South Africa — 0.5%
Communication Services —0.5%
MultiChoice Group*	27,045	96,563

South Korea — 22.3%
Communication Services —12.7%
AfreecaTV	687	35,518
CJ ENM*	889	52,783
Com2uSCorp	684	26,217
Kakao	19,293	755,181
Kakao Games*	3,189	65,132
NAVER	7,245	1,168,050
NCSoft	1,367	277,606
Neowiz*	1,041	21,463
NHN*	1,227	22,350
		2,424,300
Consumer Discretionary —7.7%
Coupang, Cl A*	64,015	978,149
Delivery Hero*	15,635	496,510
		1,474,659
Financials —1.9%
KakaoBank	13,783	279,901
Kakaopay*	2,100	75,038
		354,939
Total South Korea		4,253,898

Description	Shares	Fair Value

Sweden — 0.2%
Information Technology —0.2%
Truecaller, Cl B*	11,505	$35,430

United States — 1.3%
Information Technology —1.3%
Ebix	2,113	8,325
Freshworks, Cl A*	11,893	238,098
Total United States		246,423

Uruguay — 0.6%
Financials —0.6%
Dlocal, Cl A*	6,332	109,227

Total Common Stock (Cost $23,234,925)		19,005,868

Total Investments in Securities- 99.8% (Cost $23,234,925)		$19,005,868

Percentages are based on net assets of $19,037,852.

*	Non-income producing security.
(A)	Level 3 security in accordance with fair value hierarchy.
(B)	Security is fair valued.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt
JSC — Joint Stock Company

EMQ-QH-001-1900